Land Use Rights (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017
Land use rights	$ 2,587,040	$ 2,497,728
Less: Accumulated amortization	(442,952)	(465,181)
Land use rights - net	$ 2,144,088	$ 2,032,547